Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash used in operating activities	¥ 3,614,441	$ 516,858	¥ 1,081,458	¥ 2,817,572
Cash flows from investing activities:
Proceeds from disposal of long-term investments	31,139	4,453
Net cash provided by/(used in) investing activities	(2,611,670)	(373,463)	(904,880)	2,334,452
Cash flows from financing activities:
Repurchase of common shares	(202,129)	(28,904)
Dividends to shareholders	(383,137)	(54,788)	(164,433)	(135,620)
Repayments of convertible loans			(504,237)	(1,634,678)
Exercise of share-based awards	23,063	3,298	14,899	5,880
Net cash used in financing activities	(1,030,961)	(147,426)	(387,277)	(3,882,952)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	481	69	1,082	3,914
Net increase/(decrease) in cash, cash equivalents and restricted cash	(27,709)	(3,962)	(209,617)	1,272,986
Cash, cash equivalents and restricted cash at beginning of the year	3,993,552	571,070	4,203,169	2,930,183
Cash, cash equivalents and restricted cash at end of the year	3,965,843	567,108	3,993,552	4,203,169
Parent
Condensed Cash Flow Statements Captions [Line Items]
Net cash used in operating activities	(1,441)	(206)	(43,400)	(58,579)
Cash flows from investing activities:
Net cash used in funds to Group companies	(201,608)	(28,830)		(6,040)
Net cash provided by/(used in) investing activities	(170,469)	(24,377)		(6,040)
Cash flows from financing activities:
Repurchase of common shares	(202,129)	(28,904)
Dividends to shareholders	(383,137)	(54,788)	(164,433)	(135,620)
Repayments of convertible loans			(504,237)	(1,634,678)
Proceeds from borrowings from third parties	31,278	4,473
Net cash provided by funds from Group companies	692,603	99,041	673,173	1,872,954
Exercise of share-based awards	23,063	3,298	14,899	5,880
Net cash used in financing activities	161,678	23,120	19,402	108,536
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(26)	(4)	491	2,596
Net increase/(decrease) in cash, cash equivalents and restricted cash	(10,258)	(1,467)	(23,507)	46,513
Cash, cash equivalents and restricted cash at beginning of the year	24,523	3,507	48,030	1,517
Cash, cash equivalents and restricted cash at end of the year	¥ 14,265	$ 2,040	¥ 24,523	¥ 48,030